Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Commissions and fees	$ 524,665	$ 608,473	$ 480,494
Net trading revenue	38,841	625,252	486,130
Interest, net	18,591	(3,810)	1,761
Investment income (loss) and other, net	8,154	18,252	(3,004)
Total revenues	590,251	1,248,167	965,381
Expenses
Employee compensation and benefits	407,326	441,207	381,266
Execution and clearance fees	195,372	226,222	173,795
Payments for order flow	90,608	85,269	37,700
Communications and data processing	88,966	78,639	61,802
Interest	51,044	40,405	25,889
Depreciation and amortization	43,148	47,072	37,377
Professional fees	29,746	18,460	14,685
Occupancy and equipment rentals	22,180	21,627	20,648
Business development	17,486	19,691	15,443
Writedown of assets and lease loss accrual	28,732	1,645	707
Restructuring		24,175	3,812
Other	28,533	28,929	15,544
Total expenses	1,003,141	1,033,341	788,668
(Loss) Income from continuing operations before income taxes	(412,890)	214,826	176,713
Income tax (benefit) expense	(146,293)	82,410	68,450
(Loss) Income from continuing operations, net of tax	(266,597)	132,416	108,263
Loss from discontinued operations, net of tax	(80,470)	(17,179)	(16,625)
Net (loss) income	(347,067)	115,237	91,638
Dividend on convertible preferred shares	(2,268)
Deemed dividend related to beneficial conversion feature of convertible preferred shares	(373,364)
Net (loss) income attributable to common stockholders	$ (722,699)	$ 115,237	$ 91,638
Basic (loss) earnings per share from continuing operations	$ (5.38)	$ 1.45	$ 1.20
Diluted (loss) earnings per share from continuing operations	$ (5.38)	$ 1.39	$ 1.15
Basic loss per share from discontinued operations	$ (0.67)	$ (0.19)	$ (0.18)
Diluted loss per share from discontinued operations	$ (0.67)	$ (0.18)	$ (0.18)
Basic (loss) earnings per share	$ (6.05)	$ 1.26	$ 1.02
Diluted (loss) earnings per share	$ (6.05)	$ 1.21	$ 0.97
Shares used in computation of basic earnings per share	119,376	91,490	90,167
Shares used in computation of diluted earnings per share	119,376	95,013	94,447